Other Current Liabilities - Summary of Other Current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Miscellaneous current liabilities [abstract]
Contract liabilities	$ 764.7	₨ 62,838.5	₨ 65,586.5
Statutory dues	463.0	38,041.7	41,437.5
Others	17.5	1,434.7	1,218.0
Total	$ 1,245.2	₨ 102,314.9	₨ 108,242.0